Debt (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Long-term Debt [Line Items]
2015	$ 22,359,868	$ 17,807,674
2016	19,387,058	19,355,261
2017	34,561,145	28,647,613
2018	11,677,912	13,889,294
2019	13,237,764	10,980,107
Thereafter	45,127,811	15,509,406
Long-term Debt	$ 146,351,558	$ 106,189,355